CONDENSED BALANCE SHEETS - USD ($)	Mar. 31, 2026	Dec. 31, 2025
Assets, Current [Abstract]
Prepaid Expense, Current		$ 11,784
Total current assets		11,784
Total assets		11,784
Liabilities, Current [Abstract]
Total liabilities		27,454
Shareholder's Deficit:
Common Stock, Value, Issued		1
Retained Earnings (Accumulated Deficit)		(15,671)
Total shareholder's deficit		(15,670)
Total liabilities and shareholder's deficit		11,784
HORIZON SPACE ACQUISITION II CORP
Assets, Current [Abstract]
Cash	$ 9,586	7,917
Prepaid Expense, Current	72,395	21,614
Total current assets	81,981	29,531
Investment held in Trust Account	39,390,860	72,924,060
Total assets	39,472,841	72,953,591
Liabilities, Current [Abstract]
Promissory note, related party	990,000	990,000
Amount due to related party	571,134	354,484
Promissory note, third party	100,000	0
Ordinary shares subject to redemption	37,482,848	0
Other payable and accrued expenses	205,401	4,696
TOTAL CURRENT LIABILITIES	39,349,383	1,349,180
Total liabilities	39,349,383	1,349,180
COMMITMENTS AND CONTINGENCIES.
Ordinary shares, $0.0001 par value, 490,000,000 shares authorized, 178,285 and 6,900,000 shares subject to possible redemption at $10.70 and $10.57 per share as of March 31,2026 and December 31,2025, respectively.	1,908,012	72,924,060	[1]
Shareholder's Deficit:
Preferred share, $0.0001 par value, 10,000,000 shares authorized, none issued and outstanding	0	0
Common Stock, Value, Issued	218	218	[1]
Additional Paid in Capital	0	0
Retained Earnings (Accumulated Deficit)	(1,784,772)	(1,319,867)
Total shareholder's deficit	(1,784,554)	(1,319,649)
Total liabilities and shareholder's deficit	$ 39,472,841	$ 72,953,591

[1]	As of the date of the issuance of these financial statements, 213,500 private placement units (Note 4) and 343,933 public placement units (Note 3) have not been separated into their relevant components